Initial Public Offering - Additional Information (Detail) - $ / shares			11 Months Ended
	Jul. 16, 2022	Jul. 16, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Stock issued during the period Shares			72,450,000
Issue of common stocks, Initial public offering			72,450,000
Public Warrants
Class of Stock [Line Items]
Exercise price of warrants		$ 11.50
IPO | Common Class A
Class of Stock [Line Items]
Stock issued during the period Shares	72,450,000
Issue of common stocks, Initial public offering	72,450,000
Share issue price		$ 10.00
Over-Allotment Option | Common Class A
Class of Stock [Line Items]
Stock issued during the period Shares		9,450,000
Issue of common stocks, Initial public offering		9,450,000